Label	Element	Value
Risk Return Detail Data [Abstract]	msif_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Document Creation Date	dei_DocumentCreationDate	Feb. 06, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2018